Long-Term Debt	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-Term Debt

6. Long-Term Debt

Long-term debt as of June 30, 2025, and December 31, 2024, consisted of the following:

Facilities	June 30, 2025	December 31, 2024
UBS Credit Facility (a)	$85,000	$-
2024 Senior Secured Term Loan Facility (b)	264,000	288,000
2027 Secured Notes (c)	205,625	231,875
Macquarie loan (d)	-	23,500
E.SUN, MICB, Cathay, Taishin Credit Facility (e)	-	8,300
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (f)	-	52,111
Total credit facilities	$554,625	$603,786
Sale and Leaseback Agreements
Sale and Leaseback Agreement Minsheng - $178,000 (m)	173,688	44,500
Sale and Leaseback Agreement CMBFL - $120,000 (n)	40,179	42,813
Total Sale and Leaseback Agreements	$213,867	$87,313
Total borrowings	$768,492	$691,099
Less: Current portion of long-term debt	(128,500)	(136,559)
Less: Current portion of Sale and Leaseback Agreements (m,n,o,p)	(19,067)	(8,717)
Less: Deferred financing costs (r)	(6,970)	(7,042)
Non-current portion of Long-Term Debt	$613,955	$538,781

Facilities and Senior Secured Notes

a) $85.0 Million UBS Credit Facility

On March 26, 2025, the Company entered into a $85,000 credit facility with UBS AG (“UBS”) to prepay in full certain of its outstanding debt facilities. Total amount was drawn on April 2, 2025, and the credit facility has a maturity in the second quarter of 2028.

The term loan facility is repayable in 12 equal consecutive quarterly instalments of $7,000, together with a final balloon payment of $1,000 payable together with the last repayment instalment.

This facility’s interest rate is SOFR plus a margin of 2.15% per annum payable quarterly in arrears.

The Company used the net proceeds from the UBS Credit Facility and prepaid in full, the following existing debt facilities (i) Macquarie Credit Facility (fully prepaid on April 3, 2025 the amount of $17,500), (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (fully prepaid on April 3, 2025 the amount of $46,818). On March 28, 2025, the Company fully prepaid with its own cash the amount $5,900 of E.SUN, MICB, Cathay, Taishin Credit Facility, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025.

As of June 30, 2025, full amount had been drawn and the outstanding balance of this facility was $85,000.

b) $300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC

On August 7, 2024, the Company entered into a $300,000 senior secured term loan facility (the “2024 Senior Secured Term Loan Facility”). As of December 31, 2024, the banks in this facility were: Credit Agricole Corporate and Investment Bank (“CACIB”), ABN AMRO Bank N.V. (“ABN”), Bank of America N.A. (“BofA”), First Citizens Bank & Trust Company (“First Citizens”) and CTBC Bank Co. Ltd. (“CTBC”) to refinance, or prepay, in full or in part, certain of its outstanding debt facilities.

All three tranches were drawdown in the third quarter of 2024 and the term loan facility has a maturity in the third quarter of 2030.

6. Long-Term Debt (continued)

b) $300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC (continued)

The term loan facility is repayable in 12 equal consecutive quarterly instalments of $12,000, four equal consecutive quarterly instalments of $10,000, four equal consecutive quarterly instalments of $8,000 and four equal consecutive quarterly instalments of $6,000 together with a final balloon payment of $60,000 on the term loan facility termination date.

This facility’s interest rate is SOFR plus a margin of 1.85% per annum payable quarterly in arrears.

The Company used the net proceeds from the 2024 Senior Secured Term Loan Facility to refinance or prepay, in full or in part, the following (a) existing debt facilities (i) Sinopac Credit Facility, (ii) Deutsche Credit Facility, (iii) HCOB Credit Facility, (iv) CACIB, Bank Sinopac, CTBC Credit Facility, (v) Chailease Credit Facility, (vi) Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine), (vii) Macquarie loan and (viii) E.SUN, MICB, Cathay, Taishin Credit Facility and (b) existing sale and lease back agreements (i) $54,000 Sale and Leaseback agreement – CMBFL and (ii) $14,735 Sale and Leaseback agreement - Neptune Maritime Leasing. The refinancing transaction was accounted as a debt extinguishment.

As of June 30, 2025, the aggregate principal amount outstanding under the 2024 Senior Secured Term Loan Facility was $264,000.

c) 5.69% Senior Secured Notes due 2027

On June 16, 2022, Knausen Holding LLC (the "Issuer"), an indirect wholly-owned subsidiary of the Company, closed on the private placement of $350,000, led by Goldman Sachs & Co. LLC., of publicly rated/investment grade 5.69% Senior Secured Notes due 2027 (the “2027 Secured Notes”) to a limited number of accredited investors. The fixed interest rate was determined on June 1, 2022, based on the interpolated interest rate of 2.84% plus a margin 2.85%.

The Company used the net proceeds from the private placement for the repayment of the remaining outstanding balances on its New Hayfin Credit Facility and the Hellenic Bank Credit Facility (releasing five unencumbered vessels), and our 2024 Notes. The remaining amount of net proceeds were allocated for general corporate purposes.

An amount equal to 15% per annum of the original principal balance of each Note is payable in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027. Interest accrues on the unpaid balance of the Notes, payable quarterly on the 15th day of January, April, July, and October in each year, such interest commencing and accruing on and from June 14, 2022.

The 2027 Secured Notes are senior obligations of the Issuer, secured by first priority mortgages on 20 identified vessels owned by subsidiaries of the Issuer (the “Subsidiary Guarantors”) and certain other associated assets and contract rights, as well as share pledges over the Subsidiary Guarantors. In addition, the 2027 Secured Notes are fully and unconditionally guaranteed by the Company.

During the first quarter of 2025, Tasman, Keta and Akiteta were sold. All three vessels were released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. Further in May 2025, Dimitris Y was contracted to be sold, and on July 28, 2025, was released as collateral.

As of June 30, 2025, the aggregate principal amount outstanding under the 2027 Secured Notes was $205,625.

6. Long-Term Debt (continued)

Facilities repaid in 2025

d) Macquarie Credit Facility

On May 18, 2023, the Company entered into a new credit facility agreement with Macquarie Bank Limited (“Macquarie”) for an amount of $76,000 to finance part of the acquisition cost of four containership, each with carrying capacity of, 8,544 TEU vessels for an aggregate purchase price of $123,300. The vessels were delivered during the second quarter of 2023.

All four tranches were drawdown in the second quarter of 2023 and the credit facility had a maturity in May 2026. The facility was repayable in two equal consecutive quarterly instalments of $5,000, six equal consecutive quarterly instalments of $6,000 and one quarterly instalments of $3,000 and two equal consecutive quarterly instalments of $1,000 with a final balloon payment of $25,000 payable three years after the first utilisation date. This facility’s interest rate was SOFR plus a margin of 3.50% per annum payable quarterly in arrears.

On September 10, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to partially prepay the amount of $18,500 under this facility (prepayment was deducted from the final ballon payment).

The Company used the net proceeds from the UBS Credit Facility (see note 6a) and prepaid in full, the following existing debt facilities (i) Macquarie Credit Facility (fully prepaid on April 3, 2025 the amount of $17,500), (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (fully prepaid on April 3, 2025 the amount of $46,818). On March 28, 2025, the Company fully prepaid with its own cash the amount $5,900 of E.SUN, MICB, Cathay, Taishin Credit Facility, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025. Prepayment fee on full repayment of Macquarie Credit Facility was $175.

As of June 30, 2025, the outstanding balance of this facility was $nil.

e) $60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility

On December 30, 2021, the Company entered into a new syndicated senior secured debt facility with E.SUN Commercial Bank Ltd (“E.SUN”), Cathay United Bank (“Cathay”), Mega International Commercial Bank Co. Ltd (“MICB”) and Taishin International Bank (“Taishin”). The Company used a portion of the net proceeds from this credit facility to fully prepay the outstanding balance of the Blue Ocean Junior Credit Facility at that time, amounting to $26,205 plus a prepayment fee of $3,968. All three tranches were drawn down in January 2022.

The facility was repayable in eight equal consecutive quarterly instalments of $4,500 and ten equal consecutive quarterly instalments of $2,400.

This facility’s interest was SOFR plus a margin of 2.75% per annum plus Credit Adjustment Spread (“CAS”) payable quarterly in arrears.

On September 11, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, and partially prepaid the amount of $8,500 under this facility. Following the prepayment, the outstanding balance of the facility was repayable in four equal consecutive quarterly instalments of $2,400 and one quarterly instalment of $1,100 and new maturity would be in October 2025 from July 2026.

On March 28, 2025, the Company fully prepaid the amount of $5,900 under this facility with its own cash, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025 (see note 6a).

As of June 30, 2025, the outstanding balance of this facility was $nil.

f) $140.0 Million HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility

On July 6, 2021, the Company entered into a facility with CACIB, Hamburg Commercial Bank AG (“HCOB”), ESUN, CTBC and Taishin for a total of $140,000 to finance the acquisition of the Twelve Vessels. The full amount was drawdown in July 2021 and the credit facility had a maturity in July 2026.